Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2025 (unaudited)

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.2%)
Atlanta Braves Holdings, Inc. - Class C *	107,271	4,292
CarGurus, Inc. *	107,889	3,143

Total		7,435

Consumer Discretionary (9.1%)
Boot Barn Holdings, Inc. *	35,331	3,796
Cavco Industries, Inc. *	6,328	3,288
Dorman Products, Inc. *	48,572	5,855
Five Below, Inc. *	24,496	1,835
Installed Building Products, Inc.	26,374	4,522
Kontoor Brands, Inc.	68,118	4,368
Modine Manufacturing Co. *	50,340	3,864
Ollie’s Bargain Outlet Holdings, Inc. *	24,270	2,824
Patrick Industries, Inc.	48,081	4,066
Smith Douglas Homes Corp. *	103,456	2,020
Sweetgreen, Inc. - Class A *	237,968	5,954
Wayfair, Inc. - Class A *	66,405	2,127
Wingstop, Inc.	13,713	3,093
Wyndham Hotels & Resorts, Inc.	61,286	5,547
YETI Holdings, Inc. *	149,247	4,940

Total		58,099

Consumer Staples (4.9%)
BellRing Brands, Inc. *	71,045	5,290
The Chefs’ Warehouse, Inc. *	59,708	3,252
Freshpet, Inc. *	47,298	3,934
Interparfums, Inc.	49,666	5,655
Sprouts Farmers Market, Inc. *	46,753	7,136
WD-40 Co.	23,183	5,657

Total		30,924

Energy (2.3%)
Cactus, Inc. - Class A	75,138	3,443
Gulfport Energy Corp. *	22,161	4,081
Kodiak Gas Services, Inc.	69,757	2,602
Matador Resources Co.	88,235	4,508

Total		14,634

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Financials (6.9%)
Evercore, Inc. - Class A	13,305	2,657
Hamilton Lane, Inc. - Class A	37,739	5,611
Mr. Cooper Group, Inc. *	63,355	7,577
Remitly Global, Inc. *	222,330	4,624
SiriusPoint, Ltd. *	29,403	508
StepStone Group, Inc. - Class A	88,981	4,648
Stifel Financial Corp.	62,187	5,862
Synovus Financial Corp.	126,245	5,901
Triumph Financial, Inc. *	23,043	1,332
White Mountains Insurance Group, Ltd.	2,776	5,346

Total		44,066

Health Care (23.7%)
Acadia Healthcare Co., Inc. *	81,479	2,470
Akero Therapeutics, Inc. *	52,657	2,132
Amicus Therapeutics, Inc. *	327,828	2,675
Apellis Pharmaceuticals, Inc. *	55,533	1,214
Apogee Therapeutics, Inc. *	43,622	1,630
AtriCure, Inc. *	98,659	3,183
Avidity Biosciences, Inc. *	135,258	3,993
Axsome Therapeutics, Inc. *	42,902	5,004
Biohaven, Ltd. *	20,678	497
Blueprint Medicines Corp. *	46,804	4,143
Celldex Therapeutics, Inc. *	122,847	2,230
CG Oncology, Inc. *	75,561	1,850
Crinetics Pharmaceuticals, Inc. *	107,186	3,595
Cytokinetics, Inc. *	59,237	2,381
Disc Medicine, Inc. *	43,208	2,145
Encompass Health Corp.	41,138	4,166
Ensign Group, Inc.	77,531	10,032
GeneDx Holdings Corp. *	16,477	1,459
Glaukos Corp. *	45,304	4,459
HealthEquity, Inc. *	92,826	8,203

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Hims & Hers Health, Inc. *	45,527	1,345
Insmed, Inc. *	82,259	6,275
Ionis Pharmaceuticals, Inc. *	46,213	1,394
iRhythm Technologies, Inc. *	42,279	4,426
Kymera Therapeutics, Inc. *	62,582	1,713
Lantheus Holdings, Inc. *	60,059	5,862
MBX Biosciences, Inc. *	77,052	569
Merit Medical Systems, Inc. *	62,461	6,603
Nuvalent, Inc. - Class A *	33,909	2,405
Option Care Health, Inc. *	198,620	6,942
Protagonist Therapeutics, Inc. *	72,926	3,527
PTC Therapeutics, Inc. *	87,717	4,470
RadNet, Inc. *	89,277	4,439
Revolution Medicines, Inc. *	100,830	3,565
Scholar Rock Holding Corp. *	84,366	2,712
Soleno Therapeutics, Inc. *	40,730	2,910
Spyre Therapeutics, Inc. *	67,144	1,083
Structure Therapeutics, Inc., ADR *	50,227	869
TG Therapeutics, Inc. *	123,237	4,859
TransMedics Group, Inc. *	17,146	1,154
Twist Bioscience Corp. *	32,596	1,280
Ultragenyx Pharmaceutical, Inc. *	40,029	1,449
Vaxcyte, Inc. *	103,439	3,906
Veracyte, Inc. *	91,693	2,719
Vericel Corp. *	75,898	3,387
Verona Pharma PLC, ADR *	60,248	3,825

Total		151,149

Small Cap Growth Stock Portfolio

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Industrials (23.8%)
ACV Auctions, Inc. - Class A *	246,245	3,470
Applied Industrial Technologies, Inc.	15,838	3,569
Archer Aviation, Inc. - Class A *	156,702	1,114
Atmus Filtration Technologies, Inc.	92,260	3,389
The AZEK Co., Inc. *	91,788	4,488
AZZ, Inc.	48,170	4,027
Bloom Energy Corp. *	161,602	3,177
Boise Cascade Co.	24,500	2,403
CACI International, Inc. *	11,617	4,263
Casella Waste Systems, Inc. - Class A *	84,077	9,375
CBIZ, Inc. *	95,865	7,272
Chart Industries, Inc. *	38,070	5,496
Clean Harbors, Inc. *	27,972	5,513
ExlService Holdings, Inc. *	75,618	3,570
Fluor Corp. *	166,852	5,977
FTAI Aviation, Ltd.	78,771	8,746
Hillman Solutions Corp. *	588,097	5,169
Huron Consulting Group, Inc. *	27,392	3,929
Innodata, Inc. *	72,677	2,609
JBT Marel Corp.	48,125	5,881
KBR, Inc.	30,340	1,511
Moog, Inc. - Class A	41,397	7,176
MYR Group, Inc. *	25,130	2,842
NEXTracker, Inc. - Class A *	101,846	4,292
Primoris Services Corp.	55,474	3,185
Rocket Lab USA, Inc. *	71,302	1,275
Rush Enterprises, Inc. - Class A	95,920	5,123
Ryder System, Inc.	26,016	3,741
SPX Technologies, Inc. *	53,563	6,898
Tecnoglass, Inc.	54,041	3,867
Valmont Industries, Inc.	11,086	3,164
Verra Mobility Corp. *	327,185	7,365
WESCO International, Inc.	30,027	4,663
WillScot Holdings Corp.	94,964	2,640

Total		151,179

Information Technology (17.4%)
ACI Worldwide, Inc. *	47,100	2,577
Agilysys, Inc. *	46,116	3,345
AppFolio, Inc. - Class A *	14,210	3,125
Aurora Innovation, Inc. *	158,270	1,064
AvePoint, Inc. *	271,721	3,924
BILL Holdings, Inc. *	58,338	2,677

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
CCC Intelligent Solutions Holdings, Inc. *	543,728	4,910
Cirrus Logic, Inc. *	44,800	4,464
Clearwater Analytics Holdings, Inc. - Class A *	243,964	6,538
CommVault Systems, Inc. *	34,970	5,517
Credo Technology Group Holding, Ltd. *	103,651	4,163
ePlus, Inc. *	42,891	2,618
Fabrinet *	10,792	2,131
Grid Dynamics Holdings, Inc. *	196,075	3,069
Guidewire Software, Inc. *	8,042	1,507
Insight Enterprises, Inc. *	35,351	5,302
Intapp, Inc. *	95,543	5,578
Jamf Holding Corp. *	314,100	3,816
Lumentum Holdings, Inc. *	48,911	3,049
MARA Holdings, Inc. *	50,058	576
MKS Instruments, Inc.	56,250	4,508
Napco Security Technologies, Inc.	120,930	2,784
Novanta, Inc. *	28,410	3,633
Onto Innovation, Inc. *	26,691	3,239
PAR Technology Corp. *	45,090	2,766
Pegasystems, Inc.	55,964	3,891
Rambus, Inc. *	85,629	4,433
Semtech Corp. *	73,261	2,520
Sprout Social, Inc. - Class A *	70,852	1,558
SPS Commerce, Inc. *	32,013	4,249
Varonis Systems, Inc. *	90,224	3,650
Viavi Solutions, Inc. *	328,101	3,671

Total		110,852

Materials (4.7%)
ATI, Inc. *	93,587	4,869
Axalta Coating Systems, Ltd. *	163,178	5,413
Cabot Corp.	90,044	7,486
Carpenter Technology Corp.	28,134	5,097
Commercial Metals Co.	81,732	3,761
FMC Corp.	74,814	3,156

Total		29,782

Real Estate (2.7%)
CareTrust REIT, Inc.	186,948	5,343
Independence Realty
Trust, Inc.	224,335	4,763
The Macerich Co.	176,037	3,022

Common Stocks (97.4%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Ryman Hospitality Properties, Inc.	44,415	4,061

Total		17,189

Utilities (0.7%)
Chesapeake Utilities Corp.	32,852	4,219

Total		4,219

Total Common Stocks (Cost: $603,275)		619,528

Investment Companies (1.7%)

Investment Companies (1.7%)
iShares Russell 2000 Growth ETF	42,698	10,911

Total		10,911

Total Investment Companies (Cost: $12,535)		10,911

Total Investments (99.1%) (Cost: $615,810)@		630,439

Other Assets, Less Liabilities (0.9%)		5,890

Net Assets (100.0%)		636,329

Small Cap Growth Stock Portfolio

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $615,810 and the net unrealized appreciation of investments based on that cost was $14,629 which is comprised of $77,036 aggregate gross unrealized appreciation and $62,407 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2025.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Common Stocks	$619,528	$—	$—
Investment Companies	10,911	—	—

Total Assets:	$630,439	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand